Lease Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Lease Revenue
Schedule of minimum future rentals on non-cancelable operating leases and subleases of flight equipment
Year Ended	(Dollars in thousands)
2015	$3,524,388
2016	2,979,268
2017	2,360,898
2018	1,676,674
2019	1,185,590
Thereafter	2,916,582

Total	$14,643,400